Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the related assets

Furniture and fixtures	7 years
Computers	3 to 7 years
Software	3 years
Leasehold improvements	Shorter of lease term or estimated useful life of the asset

Furniture and fixtures	7 years
Computers	3 to 7 years
Software	3 years
Leasehold improvements	Shorter of lease term or estimated useful life of the asset

Schedule of anti-dilutive shares excluded from the calculation of diluted net loss per Class A common share

The following table presents the number of anti-dilutive shares (capitalized terms are described herein) excluded from the calculation of diluted net loss per Class A common share:

	As of December 31,
	2023	2022
Legacy Oklo options	10,432,749	10,432,749
Earnout Shares	15,000,000	15,000,000
	25,432,749	25,432,749